Intangible Assets - Summary of Key Assumptions Used for Value-in-use Calculations (Detail) - Intangible assets other than goodwill [member]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue growth rates [member] | Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(25.00%)	(22.00%)	3.00%
Revenue growth rates [member] | Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(26.00%)	30.00%	(8.00%)
Pre-tax discount rates [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	20.00%	21.00%	26.00%
Long term growth rate [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	2.00%	2.00%	3.00%